Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Aug. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Exercise price of warrants			$ 11.50
Proceeds from issuance of warrants			$ 12,980,000
Secretarial administrative services		$ 15,000	15,000
incurred related services			$ 60,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Number of warrants to purchase shares issued	6,000,000
Number of shares issuable per warrant	1
Proceeds from issuance of warrants	$ 6,000,000.0
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
Price per share			$ 1.00
Proceeds from issuance of warrants			$ 6,000,000.0
Additional units sold of shares			600,000
Restrictions on transfer period of time after business combination completion			30 days
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of warrants to purchase shares issued			6,000,000